Stock-Based Compensation (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Schedule of stock option activity
Options Outstanding, Beginning balance	7,190,500	7,490,499
Options Outstanding, Granted	575,000
Options Outstanding, Exercised
Options Outstanding, Forfeited or expired	(100,000)	(299,999)
Options Outstanding, Ending balance	7,665,500	7,190,500
Weighted Average Exercise Price, Beginning balance	$ 0.29	$ 0.29
Weighted Average Exercise Price, Granted	0.29
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited or expired	0.19	0.18
Weighted Average Exercise Price, Ending balance	$ 0.29	$ 0.29